Income and Expenses from Fees and Commissions (Tables)	12 Months Ended
Dec. 31, 2017
Income and Expenses from Fees and Commissions
Schedule of income and expenses for fees and commissions

	2015	2016	2017
	MCh$	MCh$	MCh$
Income from fees and commissions
Card services	129,962	144,007	155,572
Investments in mutual funds and other	76,843	79,853	86,103
Collections and payments	52,657	49,362	50,343
Portfolio management	37,540	39,838	43,915
Insurance brokerage	23,258	28,036	30,163
Guarantees and letter of credit	21,858	23,183	24,485
Trading and securities management	14,701	13,666	18,741
Use of distribution channel	20,679	18,996	18,204
Financial advisory services	12,608	4,152	5,536
Lines of credit and overdrafts	13,400	5,795	5,000
Other fees earned	32,570	34,155	33,640

Total income from fees and commissions	436,076	441,043	471,702

Expenses from fees and commissions
Credit card transactions	(100,231)	(98,115)	(96,872)
Fees for interbank transactions	(14,322)	(10,361)	(13,189)
Fees for securities transactions	(3,139)	(3,969)	(6,802)
Fees for collections and payments	(6,568)	(6,427)	(6,206)
Sales force fees	(1,343)	(408)	(213)
Other fees	(4,494)	(492)	(746)

Total expenses from fees and commissions	(130,097)	(119,772)	(124,028)